Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001200375
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Codexis, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34705
Entity Tax Identification Number	71-0872999
Entity Address, Address Line One	200 Penobscot Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	421-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CDXS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false